FINANCIAL INSTRUMENTS (Fair Value and Carrying Value) (Details) $ in Thousands, kr in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 NOK (kr)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 NOK (kr)	Dec. 31, 2017 USD ($)
Non-derivatives:
Available-for-sale debt securities	$ 12,753		$ 13,245		$ 41,742
Equity securities	61,326		73,929		$ 52,060
Equity Securities pledged to creditors	43,775		0
Long-term debt	1,627,177		1,460,347
Derivatives:
Financial instruments at fair value, current portion	520		5,279
Interest rate/ currency swap contracts – short-term receivables	3,479		10,633
Long term receivables, non-designated swap contracts	2,900		5,200
Long term payables, non-designated swap contracts	1,900		100
Senior Unsecured Convertible Bonds due 2021
Non-derivatives:
Long-term debt	212,230		212,230
Senior Unsecured Convertible Bonds due 2023
Non-derivatives:
Long-term debt	148,300		151,700
Not Designated as Hedging Instrument [Member]
Derivatives:
Interest rate/ currency swap contracts – short-term payables	0		12,000
NOK 900 Million Senior Unsecured Bonds
Non-derivatives:
Long-term debt	0	kr 0.0	77,700	kr 672.0
NOK500million senior unsecured floating rate bonds due 2020
Non-derivatives:
Long-term debt	56,900	kr 500.0	57,829	kr 57.8
NOK 600 Million Senior Unsecured Bond due 2023
Non-derivatives:
Long-term debt	79,674		69,395
Fair Value, Recurring [Member] | Carrying Value
Non-derivatives:
Available-for-sale debt securities	12,753
Available-for-sale debt securities			13,245
Equity securities	17,551		73,929
Equity Securities pledged to creditors	43,775		0
Derivatives:
Financial instruments at fair value, current portion	520		5,279
Interest rate/ currency swap contracts – short-term receivables	3,479		10,633
Interest rate/ currency swap contracts – short-term payables	6,067		45,047
Interest rate/ currency swap contracts – long-term payables	20,579		16,213
Fair Value, Recurring [Member] | Fair Value
Non-derivatives:
Available-for-sale debt securities	12,753		13,245
Available-for-sale debt securities			13,245
Equity securities	17,551		73,929
Equity Securities pledged to creditors	43,775		0
Derivatives:
Financial instruments at fair value, current portion	520		5,279
Interest rate/ currency swap contracts – short-term receivables	3,479		10,633
Interest rate/ currency swap contracts – short-term payables	6,067		45,047
Interest rate/ currency swap contracts – long-term payables	20,579		16,213
Fair Value, Recurring [Member] | Senior Unsecured Convertible Bonds due 2021 | Carrying Value
Non-derivatives:
Long-term debt	212,230		212,230
Fair Value, Recurring [Member] | Senior Unsecured Convertible Bonds due 2021 | Fair Value
Non-derivatives:
Long-term debt	227,025		199,496
Fair Value, Recurring [Member] | Senior Unsecured Convertible Bonds due 2023 | Carrying Value
Non-derivatives:
Long-term debt	148,300		151,700
Fair Value, Recurring [Member] | Senior Unsecured Convertible Bonds due 2023 | Fair Value
Non-derivatives:
Long-term debt	165,503		139,374
Fair Value, Recurring [Member] | NOK 900 Million Senior Unsecured Bonds | Carrying Value
Non-derivatives:
Long-term debt	0		77,722
Fair Value, Recurring [Member] | NOK 900 Million Senior Unsecured Bonds | Fair Value
Non-derivatives:
Long-term debt	0		77,916
Fair Value, Recurring [Member] | NOK500million senior unsecured floating rate bonds due 2020 | Carrying Value
Non-derivatives:
Long-term debt	56,910		57,829
Fair Value, Recurring [Member] | NOK500million senior unsecured floating rate bonds due 2020 | Fair Value
Non-derivatives:
Long-term debt	58,191		58,841
Fair Value, Recurring [Member] | NOK 600 Million Senior Unsecured Bond due 2023 | Carrying Value
Non-derivatives:
Long-term debt	79,674		69,395
Fair Value, Recurring [Member] | NOK 600 Million Senior Unsecured Bond due 2023 | Fair Value
Non-derivatives:
Long-term debt	81,567		69,568
Fair Value, Recurring [Member] | NOK700 Million Senior Unsecured Bonds Due 2024 | Carrying Value
Non-derivatives:
Long-term debt	79,674		0
Fair Value, Recurring [Member] | NOK700 Million Senior Unsecured Bonds Due 2024 | Fair Value
Non-derivatives:
Long-term debt	$ 79,674		$ 0